Cover	Aug. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity File Number	001-38633
Entity Registrant Name	BM TECHNOLOGIES, INC.
Entity Central Index Key	0001725872
Entity Tax Identification Number	82-3410369
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 King of Prussia Road
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	877
Local Phone Number	327-9515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	BMTX
Security Exchange Name	NYSEAMER
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BMTX.W
Security Exchange Name	NYSEAMER